Summary of significant accounting policies (Details 3) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 07, 2013 Common stock	Mar. 07, 2013 Common stock Subsequent event
Reverse stock split
Reverse stock split ratio					0.0083	0.0083
Research and development costs
Deferred research and development advance payments			$ 228,000	$ 245,000
Beneficial conversion
Beneficial conversion charge	377,787	377,787	377,787
Impairment of long-lived assets
Impairment of long-lived assets			$ 0